COMPENSATION EXPENSE - Disclosure of compensation expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Wages, salaries and benefits	$ 82,344	$ 71,481
Post-employment benefits	1,765	1,986
Share-based compensation expense	5,762	5,310
Compensation expense	$ 89,871	$ 78,777